Annual Total Returns - FidelityCaliforniaMunicipalIncomeFund-RetailPRO - FidelityCaliforniaMunicipalIncomeFund-RetailPRO - Fidelity California Municipal Income Fund - Fidelity California Municipal Income Fund
Apr. 29, 2025
Bar Chart Table:
Annual Return 2015	3.53%
Annual Return 2016	(0.16%)
Annual Return 2017	5.80%
Annual Return 2018	0.67%
Annual Return 2019	7.62%
Annual Return 2020	4.50%
Annual Return 2021	1.76%
Annual Return 2022	(8.88%)
Annual Return 2023	6.51%
Annual Return 2024	1.86%